Significant Accounting Policies and Practices (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Significant Accounting Policies and Practices [Abstract]
Schedule of Consolidated Subsidiaries

As of March 31, 2026 and December 31, 2025, the Company’s consolidated subsidiaries and/or entities are as follows:

		Company Ownership Interest
Name of combined affiliate	State or other jurisdiction of incorporation or organization	March 31, 2026	December 31, 2025
Jerrick Ventures LLC	Delaware	100%	100%
Abacus Tech Pty Ltd	Australia	100%	100%
OG Collection, Inc.	Delaware	20%	20%
Vocal, Inc.	Nevada	20%	20%
S96 NYC, LLC	New York	100%	100%
Fly Flyte, Inc.	New York	-%	80%
Ponderosa Air, LLC	New York	-%	100%

As of December 31, 2025 and 2024, the Company’s consolidated subsidiaries and/or entities are as follows:

		Company Ownership Interest
Name of combined affiliate	State or other jurisdiction of incorporation or organization	December 31, 2025	December 31, 2024
Jerrick Ventures LLC	Delaware	100%	100%
Abacus Tech Pty Ltd	Australia	100%	100%
OG Collection, Inc.	Delaware	20%	44.00%
Vocal, Inc.	Nevada	20%	41.73%
S96 NYC, LLC	New York	100%	100%
Fly Flyte, Inc.	New York	80.02%	-%
Flewber Global, Inc.	Delaware	N/A - Entity Closed	-%
Ponderosa Air, LLC	New York	100%	-%

Schedule of Relevant Assets and Liabilities

The following tables provide a summary of the relevant assets that are measured at fair value on a recurring basis:

	Fair Value Measurements as of March 31, 2026
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$96,295	$96,295	$-	$-
Total assets	$96,295	$96,295	$-	$-
Liabilities:
Derivative liabilities	$1,459,084	$-	$-	$1,459,084
Total Liabilities	$1,459,084	$-	$-	$1,459,084
	Fair Value Measurements as of December 31, 2025
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$251,983	$251,983	$-	$-
Total assets	$251,983	$251,983	$-	$-
Liabilities:
Derivative Liabilities	$1,668,038	$-	$-	1,668,038
Total Liabiities	$1,668,038	$-	$-	$1,668,038

The following tables provide a summary of the relevant assets that are measured at fair value on a non-recurring basis:

	Fair Value Measurements as of March 31, 2026
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Preferred stock receivable	$5,614,086	$5,614,086	$-	$-
Intangible assets, net	$25,258	$-	$-	$25,258
Total assets	$5,639,344	$5,614,086	$-	$25,258

	Fair Value Measurements as of December 31, 2025
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Intangibles assets, net	$28,043	$—	$—	28,043
Total assets	$28,043	$—	$—	$28,043

The following tables provide a summary of the relevant assets and liabilities that are measured at fair value on a recurring basis:

	Fair Value Measurements as of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Marketable securities	$251,983	$251,983	$-	$-
Total assets	$251,983	$251,983	$-	$-
Liabilities:
Derivative liabilities	$-	$-	$-	$1,668,038
Total liabilities	$-	$-	$-	$1,668,038

	Fair Value Measurements as of December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Marketable securities	$67,676	$67,676	$-	$-
Total assets	$67,676	$67,676	$-	$-

The following tables provide a summary of the relevant assets that are measured at fair value on a non-recurring basis:

	Fair Value Measurements as of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Intangible assets	$7,486,004	$-	$-	$7,486,004
Goodwill	7,818,805	-	-	7,818,805
Total assets	$15,304,809	$-	$-	$15,304,809

	Fair Value Measurements as of December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Intangible assets	$103,550	$-	$-	$103,550
Goodwill	5,415	-	-	5,415
Total assets	$108,965	$-	$-	$108,965

Schedule of Property and Equipment Estimated Useful Lives	Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:
Asset Class	Useful Life (Years)
Computers & Software	3
Furniture & Fixtures	2 – 10
Automobile	5
Software	3
Leasehold Improvements*	3

*	Leasehold improvements are amortized over the shorter of the remaining term of the lease or the useful life of the improvement.
Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:
Estimated Useful Life (Years)
Computer equipment and software	3 - 5
Furniture and fixtures	5
Automobile	5

Schedule of Intangible Assets, Net of Amortization

The breakdown of intangible assets, net of amortization, as of March 31, 2026 was as follows:

Asset Description	Amount
Customer Relations	$4,685
Know-How and Intellectual Property	12,494
Website & Apps	8,079
Total Intangible Assets	$25,258

Schedule of Revenue Disaggregated By Revenue Source

Revenue from continuing operations disaggregated by revenue source for the three months ended March 31, 2026 and 2025 consists of the following:

	For the three months ended
	March 31,
	2026	2025
Agency (Managed Services + Branded Content)	$69,000	$134,800
Platform (Creator Subscriptions)	101,967	133,299
Ecommerce	32,760	23,785
Total Revenue	$203,727	$291,884

Revenue disaggregated by revenue source for the years ended December 31, 2025 and 2024 consists of the following:

	Year Ended
	December 31,
	2025	2024
Agency (Managed Services & Branded Content)	$483,550	$714,548
Air Mobility	1,913,443	-
Platform (Creator Subscriptions)	569,901	736,567
Other Revenue	225,543	47,759
	$3,192,437	$1,498,874

Schedule of Revenue Recognition	Timing of revenue recognition from continuing operations for the three months ended March 31, 2026 and 2025 consists of the following:
	For the three months ended
	March 31,
	2026	2025
Products and services transferred over time	$170,877	$275,780
Products transferred at a point in time	32,850	16,104
	$203,727	$291,884
Timing of revenue recognition for the years ended December 31, 2025 and 2024 consists of the following:
	Year Ended
	December 31,
	2025	2024
Products and services transferred over time	$1,207,251	$1,451,151
Products transferred at a point in time	1,985,186	47,723
	$3,192,437	$1,498,874

Schedule of Common Stock Equivalents

The Company had the following common stock equivalents at March 31, 2026 and 2025:

	March 31,
	2026	2025
Series A preferred	10,870	-
Series E preferred	11	11
Series F preferred	114,150	22,830
Series G preferred	1,296,000	495,638
Series H preferred	73,892	73,892
Series I preferred	378,120	-
Options	1,663,415	266,260
Warrants	2,461,972	1,688,062
Convertible notes	314,097	26,177
Totals	6,312,527	2,572,870

The Company had the following common stock equivalents at December 31, 2025 and 2024:

	December 31,
	2025	2024
Series A preferred	10,870	-
Series E preferred	11	23
Series F preferred	114,150	31,180
Series G preferred	1,296,000	78,188
Series H preferred	73,891	73,891
Series I preferred	378,120	-
Options	569,922	103,679
Warrants	2,401,378	1,310,343
Convertible notes	276,597	14,808
Totals	4,181,859	1,612,112

Schedule of Changes in Deferred Revenue	Changes in the balance of deferred revenue for the periods presented are as follows:
Deferred Revenue
Balance as of December 31, 2023	$266,037
Billings for the period	1,379,787
Revenue recognized	(1,498,874)
Balance as of December 31, 2024	146,950
Billings for the period	3,330,866
Revenue recognized	(3,192,437)
Balance as of December 31, 2025	$285,379

Schedule of Previously Issued Consolidated Financial Statements

The following table summarizes the effects these corrections had on the Company’s unaudited condensed consolidated statement of changes in stockholders’ equity (deficit) by financial statement line item:

	As of September 30, 2025
	As Reported	Adjustment	As Revised
Stock in Subsidiaries: Vocal, Inc. Preferred stock, $0.001 par value	$178	$(178)	$-
Stock in Subsidiaries: OG Collection, Inc. Preferred stock, $0.001 par value	200	(200)	-
Non-Controlling Interest	5,541,786	378	5,542,164
Total Stockholders’ (Deficit)	9,048,046	-	9,048,046